Organizations and Principal Activities (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Organizations and Principal Activities [Abstract]
Common Stock, Conversion Basis	(i) 20,000,000 Class A Ordinary Shares of a par value of US$0.002 each and (ii) 5,000,000 Class B Ordinary Shares of a par value of US$0.002 each. Each Class A ordinary share is entitled to one vote, and each Class B ordinary share is entitled to 35 votes, voting together as one class.
ViEs assets percentage	96.60%	98.90%
VIEs liabilities percentage	97.00%	95.50%